SHARE-BASED COMPENSATION - RSU valuation assumptions (Details) - Restricted Stock Units (RSUs)	1 Months Ended
Nov. 30, 2025 $ / shares
SHARE-BASED COMPENSATION
Risk-free interest rate	3.56%
Volatility	86.10%
Subscription price (in dollars per share)	$ 1.37
Minimum
SHARE-BASED COMPENSATION
Expected term	1 year
Maximum
SHARE-BASED COMPENSATION
Expected term	3 years